Statements of Changes in Consolidated Shareholders' Equity - USD ($) $ in Thousands		Total		Cellectis Inc [Member]	[4]	Calyxt Inc [member]		Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]		Premiums Related to Share Capital [member] Cellectis Inc [Member]	[4]	Currency Translation Adjustment [member]	Retained Earnings (Deficit) [member]	Retained Earnings (Deficit) [member] Calyxt Inc [member]		Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Attributable to Shareholders of Cellectis [member] Cellectis Inc [Member]	[4]	Attributable to Shareholders of Cellectis [member] Calyxt Inc [member]		Non controlling Interests [member]	Non controlling Interests [member] Calyxt Inc [member]
Beginning balance at Dec. 31, 2019		$ 355,471						$ 2,767	$ 851,700				$ (22,641)	$ (406,390)			$ (102,091)	$ 323,345					$ 32,125
Beginning balance, shares at Dec. 31, 2019								42,465,669
Statement [Line Items]
Net Loss		(97,483)	[1]														(81,074)	(81,074)					(16,409)
Other comprehensive income (loss)		18,589											18,552	(430)				18,122					467
Total Comprehensive income (loss)		(78,894)	[1]										18,552	(430)			(81,074)	(62,952)					(15,942)
Allocation of prior period loss														(102,091)			102,091
Capital Increase	[2]					$ 9,205									$ 4,243						$ 4,243			$ 4,962
Exercise of stock options Calyxt ,Values	[3]					210									136						136			74
Transaction with subsidiaries														(1,461)				(1,461)					1,461
Exercise of share warrants and employee warrants, amount		6,119						$ 18	6,101														6,119
Exercise of share warrants and employee warrants, shares								314,517
Non-cash stock-based compensation expense		16,736							14,365									14,365					2,371
Other movements									(32)					32
Balance at end of year at Dec. 31, 2020		308,846						$ 2,785	872,134				(4,089)	(505,961)			(81,074)	283,795					25,051
Ending balance, shares at Dec. 31, 2020								42,780,186
Statement [Line Items]
Net Loss		(125,107)	[1]														(114,197)	(114,197)					(10,910)
Other comprehensive income (loss)		(14,999)											(13,932)	240				(13,693)					(1,306)
Total Comprehensive income (loss)		(140,106)	[1]										(13,932)	240			(114,197)	(127,890)					(12,216)
Allocation of prior period loss														(81,074)			81,074
Capital Increase		46,954						$ 143	46,811									46,954
Capital Increase, Shares								2,415,630
Transaction costs		(2,316)							(2,316)									(2,316)
Exercise of stock options Calyxt ,Values		4,367												2,699				2,699					1,668
Transaction with subsidiaries														(58)				(58)					58
Exercise of share warrants and employee warrants, amount		5,612						$ 17	5,597	[2]								5,612
Exercise of share warrants and employee warrants, shares								288,494
Non-cash stock-based compensation expense		13,118							12,497									12,497					621
Other movements									(27)					27
Balance at end of year at Dec. 31, 2021		236,474						$ 2,945	934,696				(18,021)	(584,129)			(114,197)	221,293					15,181
Ending balance, shares at Dec. 31, 2021								45,484,310
Statement [Line Items]
Net Loss		(114,034)															(106,139)	(106,139)					(7,894)
Other comprehensive income (loss)		(8,955)											(10,583)	1,983				(8,600)					(355)
Total Comprehensive income (loss)		(122,989)											(10,583)	1,983			(106,139)	(114,739)					(8,250)
Allocation of prior period loss														(114,197)			114,197
Issuance of Calyxt's common stock and exercise of Calyxt's pre-funded warrants	[3]	2,733												1,341				1,341					1,392
Capital Increase	[2]					329									162						162			168
Transaction costs				$ (570)		$ (212)	[2]		(570)		$ (570)				$ (104)	[2]			$ (570)		$ (104)	[2]		$ (108)	[2]
Transaction with subsidiaries	[5]													2,515				2,515					(2,515)
Exercise of share warrants and employee warrants, amount								$ 10						(10)
Exercise of share warrants and employee warrants, shares								191,658
Non-cash stock-based compensation expense		10,175							8,071									8,071					2,105
Other movements	[6]								(359,076)					359,076
Balance at end of year at Dec. 31, 2022		$ 125,941						$ 2,955	$ 583,122				$ (28,605)	$ (333,365)			$ (106,139)	$ 117,968					$ 7,973
Ending balance, shares at Dec. 31, 2022								45,675,968

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
[2]	During the full year ended December 31, 2022, 2,006,108 shares were issued through Calyxt’s At-The-Market (“ATM”) financing program with a net proceed of $0.1 million, including $0.2 million of issuance costs related to the Calyxt ATM financing program were recorded as a reduction of share premium.
[3]	On February 23, 2022, Calyxt completed a follow-on offering, in which it issued 3,880,000 shares of its common stock, pre-funded warrants to purchase up to 3,880,000 shares of its common stock, and common warrants to purchase up to 7,760,000 shares of its common stock. The aggregate offering price for each share of common stock and accompanying common warrant was $1.41. The aggregate offering price for each pre-funded warrant and accompanying common warrant was $1.4099. In the aggregate, Calyxt received net proceeds of $10.0 million, after deducting approximately $0.9 million of underwriting discounts and estimated other offering expenses. The Pre-Funded Warrants have been classified as a liability measured at fair value through profit and loss in the Company’s consolidated balance sheet until their exercise in full on May 4, 2022, and subsequently settled with the counterparty in common stock. At the exercise date, the fair value of the Pre-Funded Warrants amounted to $1.6 million.The issuance of common stock and pre-funded warrants generates a $2.9 million of impact on equity.
[4]	These costs correspond to the issuance costs related to the Cellectis At-The-Market (“ATM”) financing program and to the follow-on Offering started respectively in January 2023 and February 2023 and were recorded as a reduction of share premium, in anticipation of share issuances that are planned in 2023.
[5]	Transactions with subsidiaries during the year ended December 31, 2022 correspond to the reduction in Cellectis’ percentage of interest in Calyxt from 61.8% at December 31, 2021 to 49.1% at December 31, 2022, without a change in the consolidation method.
[6]	During the annual shareholders meeting of June 28, 2022, the shareholders, in accordance with French Law, approved the absorption of $362.9 million of retained earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities